11. SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 2,890,652	$ 3,243,318
Operating (loss)	(3,712,910)
Interest income	436	633
Interest (expense)	(62,689)	(2,177)
Beneficial Conversion Feature	(120,254)
Loss on abandonment of fixed assets	(4,819)
Depreciation and amortization	(233,825)
Net Loss	(4,134,061)	(2,209,508)
Total assets at December 31, 2012	1,846,170	2,205,738
Ace Marketing And Promotions Inc [Member]
Net sales	2,821,782
Operating (loss)	(2,139,569)
Interest income	436
Interest (expense)	(62,689)
Beneficial Conversion Feature	(120,254)
Loss on abandonment of fixed assets	(4,819)
Depreciation and amortization	(51,006)
Net Loss	(2,377,901)
Total assets at December 31, 2012	1,265,793
Mobiquity Networks Inc
Net sales	68,870
Operating (loss)	(1,573,341)
Interest income
Interest (expense)
Beneficial Conversion Feature
Loss on abandonment of fixed assets
Depreciation and amortization	(182,819)
Net Loss	(1,756,160)
Mobiquity Networks Inc [Member]
Total assets at December 31, 2012	$ 580,377